Transactions with Related Parties - Consolidated Balance Sheets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets:
Due from related parties	$ 667	$ 0
Total assets	667	0
Liabilities:
Due to related parties	13,686	17,447
Deferred revenue - current (e)	6,936	10,302
Hire receivable (c)
Assets:
Due from related parties	667	0
Manager - payments on behalf of the Partnership (a)
Liabilities:
Due to related parties	12,333	15,957
Management fee payable to CSM (b)
Liabilities:
Due to related parties	1,353	1,490
Capital Maritime And Trading Corp
Liabilities:
Deferred revenue - current (e)	5,198	4,637
Total liabilities	$ 18,884	$ 22,084